Equity - Frame acquisition (Details) - Frame Pharmaceuticals B.V., Amsterdam, Netherlands € in Thousands	Dec. 31, 2022 EUR (€)	Jul. 01, 2022 item	Jun. 08, 2022 EUR (€)
Equity
Consideration transferred	€ 19,481		€ 34,000
Shares issued for consideration	858,496	858,496